INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense	Income taxes for the year ended December 31, 2012 are summarized as follows:
2012
Current (benefit)/liability	$—
Deferred provision	—
Net income tax provision	$—

Schedule of Income Tax Reconciliation
A reconciliation of the differences between the effective and statutory income tax rates for year ended December 31, 2012 is as follows:
	2012
	Amount	Percent
Federal statutory rates	$(803,393)	34.0%
State statutory rates	(165,405)	7.0%
Income passed through to owners	626,177	(26.0)%
Other	(45,553)	1.9%
Changes in valuation allowance	342,621	(15.0)%
Effective rate	$—	0%

Schedule of Deferred Tax Assets and Liabilities
At December 31, 2012 deferred income tax assets and liabilities were comprised of:
2012
Deferred tax assets (liabilities) – current	$—
Deferred tax assets (liabilities) – long-term:
Net operating loss carryforwards	428,547
Total net deferred tax assets	428,547
Valuation allowance	(428,547)
Net deferred tax assets	$—